INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income taxes are recognized for the amount of taxes payable by the company’s subsidiaries and for the impact of deferred income tax assets and liabilities related to such subsidiaries.
The major components of income tax expense (recovery) include the following for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
Current income tax expense (recovery)	$(10)	$50	$167
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(62)	(198)	(72)
Recovery arising from previously unrecognized tax assets	(15)	—	(20)
Change in tax rates and imposition of new legislation	—	—	(3)
Deferred income tax expense (recovery)	(77)	(198)	(95)
Total income tax expense (recovery)	$(87)	$(148)	$72
The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the company’s subsidiaries operate.
The company’s effective income tax rate is different from the company’s composite income tax rate due to the following differences set out below:

(%)	2025	2024	2023
Composite income tax rate	26%	26%	26%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(21)	(3)	(13)
International operations subject to different tax rates	—	1	(1)
Taxable income attributable to non-controlling interests	1	—	—
Recognition of deferred tax assets	(4)	(6)	3
Non-recognition of the benefit of current year’s tax losses	(2)	(1)	(2)
Non-deductible expenses and other	7	(10)	(22)
Effective income tax rate	7%	7%	(9)%
Deferred income tax assets and liabilities as at December 31, 2025 and 2024 relate to the following:

(US$ MILLIONS)	2025	2024
Losses (Canada)	$45	$23
Losses (U.S.)	50	5
Losses (International)	332	289
Difference in basis	(1,135)	(1,108)
Total net deferred tax (liability) asset	$(708)	$(791)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$261	$197
Deferred income tax liabilities	(969)	(988)
Total net deferred tax (liability) asset	$(708)	$(791)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2025	2024
Opening net deferred tax (liability) asset	$(791)	$(1,059)
Recognized in income from continuing operations	77	198
Recognized in other comprehensive income	15	(8)
Other (1)	(9)	78
Net deferred tax (liability) asset	$(708)	$(791)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset and liability calculated in the functional currency of the operating entities.
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
After three years from reporting date	$10	$30
No expiry	149	484
Total	$159	$514
The components of the income taxes in other comprehensive income for the years ended December 31, 2025, 2024, and 2023 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2025	2024	2023
FVOCI securities	$1	$—	$—
Net investment hedges	$(9)	$10	$(1)
Cash flow hedges	(7)	(2)	(18)
Total tax expense (recovery) in other comprehensive income	$(15)	$8	$(19)
The unrecognized taxable temporary difference attributable to the company’s interest in its subsidiaries, branches, associates, and joint ventures is $nil (2024: $nil).